Small-Cap Growth Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.90%
Consumer Discretionary - 18 .00%
1-800-Flowers.com, Inc.,
Class A*+ 5,100 $ 140,811
Asbury Automotive Group,
Inc.* 1,800 353,700
Camping World Holdings,
Inc., Class A+ 11,100 403,818
Crocs, Inc.* 6,000 482,700
Deckers Outdoor Corp.* 600 198,252
Installed Building
Products, Inc. 1,100 121,968
iRobot Corp.*+ 3,000 366,540
LCI Industries 2,900 383,612
Malibu Boats, Inc.,
Class A* 3,600 286,848
Meritage Homes Corp.* 800 73,536
OneWater Marine, Inc.,
Class A* 12,400 495,504
PetMed Express, Inc.+ 8,300 291,953
Purple Innovation, Inc.*+ 9,000 284,850
RH* 1,000 596,600
Skyline Champion Corp.* 3,400 153,884
Sportsman's Warehouse
Holdings, Inc.* 25,300 436,172
Strategic Education, Inc. 1,000 91,910
TopBuild Corp.*+ 2,200 460,746
Visteon Corp.* 700 85,365
$ 5,708,769
Consumer Staples - 3 .27%
B&G Foods, Inc.+ 3,100 96,286
BJ's Wholesale Club
Holdings, Inc.*+ 1,900 85,234
Central Garden & Pet Co.,
Class A* 2,200 114,158
elf Beauty, Inc.* 17,600 472,208
John B. Sanfilippo & Son,
Inc. 2,000 180,740
USANA Health Sciences,
Inc.* 900 87,840
1,036,466
Financials - 4 .02%
Brightsphere Investment
Group, Inc. 3,700 75,406
Curo Group Holdings
Corp. 29,900 436,241
Hingham Institution For
Savings The 500 141,880
Houlihan Lokey, Inc. 1,100 73,161
PennyMac Financial
Services, Inc. 1,400 93,618
Industry Company Shares Value
Financials (continued)
PJT Partners, Inc., Class A 6,700 453,255
$ 1,273,561
Health Care - 29 .86%
Amneal Pharmaceuticals,
Inc.* 95,600 643,388
Antares Pharma, Inc.* 20,100 82,611
Atrion Corp. 600 384,786
Avid Bioservices, Inc.*+ 14,900 271,627
Blueprint Medicines Corp.* 4,600 447,258
Catalyst Pharmaceuticals,
Inc.*+ 63,000 290,430
Co-Diagnostics, Inc.*+ 7,200 68,688
Corcept Therapeutics, Inc.* 15,800 375,882
Cutera, Inc.* 13,100 393,655
Ensign Group, Inc. (The) 5,700 534,888
iCAD, Inc.*+ 26,000 551,720
InfuSystem Holdings, Inc.* 10,800 219,888
Innoviva, Inc.* 39,400 470,830
iRadimed Corp.* 18,900 487,053
LeMaitre Vascular, Inc.+ 1,900 92,682
Luminex Corp. 14,100 449,790
Medpace Holdings, Inc.* 2,900 475,745
Millendo Therapeutics, Inc.* 164,300 197,160
Neuronetics, Inc.* 24,900 308,013
NuVasive, Inc.* 7,200 472,032
Ontrak, Inc.*+ 4,600 149,776
Prestige Consumer
Healthcare, Inc.*+ 10,400 458,432
Select Medical Holdings
Corp.* 13,500 460,350
Simulations Plus, Inc.+ 3,600 227,664
Stereotaxis, Inc.* 17,500 117,600
Surgery Partners, Inc.* 11,800 522,268
Surmodics, Inc.* 1,900 106,533
Zynex, Inc.*+ 13,900 212,253
9,473,002
Industrials - 17 .98%
Air Transport Services
Group, Inc.* 13,000 380,380
Ameresco, Inc., Class A* 3,300 160,479
Atkore, Inc.* 6,500 467,350
Atlas Air Worldwide
Holdings, Inc.*+ 7,800 471,432
Avis Budget Group, Inc.* 7,300 529,542
Cornerstone Building
Brands, Inc.* 35,600 499,468
Daseke, Inc.* 22,500 191,025
Evoqua Water
Technologies Corp.* 5,300 139,390

Small-Cap Growth Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
HC2 Holdings, Inc.* 127,700 503,138
Masonite International
Corp.* 700 80,668
Meritor, Inc.* 6,200 182,404
Pitney Bowes, Inc. 51,600 425,184
Primoris Services Corp. 12,500 414,125
Saia, Inc.*+ 1,700 391,986
Shyft Group, Inc. (The) 12,000 446,400
Tetra Tech, Inc. 3,100 420,732
$ 5,703,703
Information Technology - 18 .05%
Calix, Inc.* 11,600 402,056
Cardtronics PLC, Class A* 8,000 310,400
Cornerstone OnDemand,
Inc.* 3,500 152,530
Diebold Nixdorf, Inc.*+ 29,900 422,487
ExlService Holdings, Inc.* 3,200 288,512
FormFactor, Inc.* 7,300 329,303
Inseego Corp.*+ 23,900 239,000
MAXIMUS, Inc. 5,100 454,104
OSI Systems, Inc.*+ 900 86,490
Power Integrations, Inc. 5,400 439,992
Rimini Street, Inc.* 24,500 219,765
Super Micro Computer,
Inc.* 13,300 519,498
TTEC Holdings, Inc. 4,900 492,205
Tucows, Inc., Class A*+ 5,500 426,250
Ultra Clean Holdings,
Inc.*+ 9,900 574,596
Varonis Systems, Inc.* 7,200 369,648
5,726,836
Materials - 4 .73%
Compass Minerals
International, Inc. 1,300 81,536
Forterra, Inc.* 18,700 434,775
Innospec, Inc. 4,500 462,105
Louisiana-Pacific Corp. 9,400 521,324
1,499,740
Real Estate - 3 .50%
Easterly Government
Properties, Inc. 9,600 199,008
National Storage Affiliates
Trust 11,300 451,209
Redfin Corp.*+ 5,100 339,609
Industry Company Shares Value
Real Estate (continued)
Terreno Realty Corp. 2,100 121,317
$ 1,111,143
Utilities - 0 .49%
York Water Co. (The) 3,200 156,704
TOTAL COMMON STOCKS - 99.90% 31,689,924
(Cost $21,531,345)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.20%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 64,688
64,688
TOTAL MONEY MARKET FUND - 0.20% 64,688
(Cost $64,688)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 2.14%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 677,346
677,346
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 2.14% 677,346
(Cost $677,346)
TOTAL INVESTMENTS
-
102.24%
$ 32,431,958
(Cost $22,273,379)
Liabilities in Excess of Other Assets - (2.24%) (709,012)
NET ASSETS - 100.00% $ 31,722,946
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2021.
^ Rate disclosed as of March 31, 2021.
+ This security or a portion of the security is out on loan as of
March 31, 2021. Total loaned securities had a value of
$6,017,485 as of March 31, 2021.
PLC - Public Limited Company

Small-Cap Growth Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 31,689,924 $ – $ – $ 31,689,924
Money Market
Fund – 64,688 – 64,688
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 677,346 – 677,346
TOTAL
$31,689,924 $742,034 $– $32,431,958
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.